CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 304,393			$ 472,789			$ 1,937,506	$ 1,625,863	$ 3,431,420	$ 13,367,443
Cost of product revenues	299,263			230,188			930,619	853,034	2,414,541	7,834,011
Gross profit	5,130			242,601			1,006,887	772,829	1,016,879	5,533,432
Operating expenses:
Selling, general and administrative	2,930,627			2,635,863			8,423,602	8,440,919	11,447,894	12,751,644
Research and development	768,563			913,031			2,632,931	2,762,040	3,593,750	3,735,078
Total operating expenses	3,699,190			3,548,894			11,056,533	11,202,959	15,041,644	16,486,722
LOSS FROM OPERATIONS	(3,694,060)			(3,306,293)			(10,049,646)	(10,430,130)	(14,024,765)	(10,953,290)
Interest income	40,267			29,688			168,762	33,989	176,301	75,332
Transaction costs allocated to warrant liabilities								(633,198)	(633,198)
Unrealized gain on change in fair value of warrants classified as a liability	6,410			5,160,000			318,840	9,564,000	9,430,000	854,400
Unrealized loss on change in fair value of warrants classified as a liability - warrant modification								(394,000)	(394,000)
Loss on issuance of warrants								(1,633,767)	(1,633,767)
Other expense, net	(531)			(103)			(23,778)	(9,060)	(8,877)	642
(Loss) income before provision for income taxes	(3,647,914)			1,883,292			(9,585,822)	(3,502,166)	(7,088,306)	(10,022,916)
Net loss from continuing operations	(3,647,914)			1,883,292			(9,585,822)	(3,502,166)
Net loss from discontinued operations, net of tax	(336,195)			(33,791)			(403,120)	(272,397)
NET (LOSS) INCOME	(3,984,109)	$ (3,336,120)	$ (2,668,713)	1,849,501	$ (4,493,783)	$ (1,130,281)	(9,988,942)	(3,774,563)	(7,088,306)	(10,022,916)
Less: Net loss attributable to noncontrolling interest	38,746			30,295			99,992	78,785	95,785	75,857
NET (LOSS) INCOME attributable to Applied DNA Sciences, Inc.	(3,945,363)			1,879,796			(9,888,950)	(3,695,778)	(6,992,521)	(9,947,059)
Deemed dividend related to warrant modifications	(15,500,244)						(54,326,896)	(233,087)	(233,087)
NET (LOSS) INCOME attributable to common stockholders	$ (19,445,607)			$ 1,879,796			$ (64,215,846)	$ (3,928,865)	$ (7,225,608)	$ (9,947,059)
Net (loss) income per share attributable to common stockholders - basic (in dollars per share)	$ (33.41)			$ 1,191.52			$ (255.14)	$ (4,862.32)
Net (loss) income per share attributable to common stockholders - diluted (in dollars per share)	(33.41)			1,191.52			(255.14)	(4,862.32)
Net loss per share attributable to common stockholders-discontinued operations - basic (in dollars per share)	(0.59)			(21.04)			(1.61)	(362.23)
Net loss per share attributable to common stockholders-discontinued operations - diluted (in dollars per share)	(0.59)			(21.04)			(1.61)	(362.23)
Net (loss) income per share attributable to common stockholders - basic (in dollars per share)	(34)			1,170.48			(256.75)	(5,224.55)	$ (1.82)	$ (15.21)
Net (loss) income per share attributable to common stockholders - diluted (in dollars per share)	$ (34)			$ 1,170.48			$ (256.75)	$ (5,224.55)	$ (1.82)	$ (15.21)
Weighted average shares outstanding- basic (in shares)	572,018			1,606			250,107	752	3,966,026	653,771
Weighted average shares outstanding- diluted (in shares)	572,018			1,606			250,107	752	3,966,026	653,771
Product revenues
Revenues
Total revenues	$ 195,262			$ 246,644			$ 1,239,747	$ 947,086	$ 1,074,813	$ 1,218,185
Cost of product revenues									1,138,650	1,308,620
Service revenues
Revenues
Total revenues	$ 109,131			$ 226,145			$ 697,759	$ 678,777	1,038,677	996,866
Clinical laboratory service revenues
Revenues
Total revenues									1,317,930	11,152,392
Cost of product revenues									$ 1,275,891	$ 6,525,391